CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Parenthetical - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Details
Allowance for Doubtful Accounts Receivable, Current	$ 15,309	$ 24,693